Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Inventories, Net [Line Items]
Inventories	$ 9,541,658	$ 5,878,081		$ 4,270,117
Inventory reserves	(936,030)	(514,021)	$ (403,031)	(431,363)	$ (279,985)
Inventories, net	8,605,628	5,364,060		$ 3,838,754
Batteries [Member]
Schedule of Inventories, Net [Line Items]
Inventories	2,893,576	1,009,228
Electric Vehicles [Member]
Schedule of Inventories, Net [Line Items]
Inventories	4,665,639	2,634,643
Tires [Member]
Schedule of Inventories, Net [Line Items]
Inventories	608,145	687,927
Accessories [Member]
Schedule of Inventories, Net [Line Items]
Inventories	$ 1,374,298	$ 1,546,283